Dividends - Additional information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 01, 2019	Feb. 28, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 £ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 £ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares
Disclosure of Dividends [Line Items]
Final dividend per share | $ / shares						$ 1.8			$ 1.25			$ 1.075
Interim dividend per share | $ / shares			$ 1.27			$ 1.1			$ 0.45
Rio Tinto Limited shares were held by Rio Tinto plc | shares			0	0	0	0	0	0	0	0	0
Final Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares			$ 1.80			$ 1.80			$ 1.25
Special Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares			$ 2.43
Potential ordinary share transactions [Member]
Disclosure of Dividends [Line Items]
Dividends payment proposed in the announcement of the results for the year | $		$ 7,000
Dividends payment date	Apr. 18, 2019
Dividends record date	Mar. 08, 2019
Potential ordinary share transactions [Member] | Final Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares		$ 1.80
Potential ordinary share transactions [Member] | Special Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares		$ 2.43
Rio Tinto plc [member]
Disclosure of Dividends [Line Items]
Final dividend per share | £ / shares				£ 1.2943			£ 1.0056			£ 0.7421
Interim dividend per share | £ / shares				£ 0.9682			£ 0.8313			£ 0.3380
Rio Tinto plc [member] | Ordinary shares [Member]
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation | shares			132,294	132,294	132,294	277,946	277,946	277,946	428,529	428,529	428,529
Number of share excluded from interim dividend calculation | shares			314,529	314,529	314,529	173,297	173,297	173,297	217,661	217,661	217,661
Rio Tinto plc [member] | American depository receipts [member]
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation | shares			22,824	22,824	22,824	22,021	22,021	22,021	13,881	13,881	13,881
Number of share excluded from interim dividend calculation | shares			36,321	36,321	36,321	24,377	24,377	24,377	31,604	31,604	31,604
Rio Tinto Limited [member]
Disclosure of Dividends [Line Items]
Final dividend per share | $ / shares					$ 2.2853			$ 1.6362			$ 1.5189
Interim dividend per share | $ / shares					$ 1.7084			$ 1.3772			$ 0.5913
Number of share excluded from previous year final dividend calculation | shares			130,129	130,129	130,129	214,278	214,278	214,278	681,818	681,818	681,818
Number of share excluded from interim dividend calculation | shares			251,394	251,394	251,394	274,899	274,899	274,899	152,834	152,834	152,834
Rio Tinto Limited shares were held by Rio Tinto plc | shares			1,416,728	1,416,728	1,416,728
Retained profits and reserves distributed as dividends | $			$ 6,178			$ 8,542			$ 11,577